UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [_]; Amendment Number:
This amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Saras Capital Management, LLC
Address:   10 Rockefeller Plaza, Suite 820
           New York, NY  10020


13F File Number: 028-12396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenney Oh
Title:     Managing Member, Saras Capital Management, LLC
Phone:     212-332-4760

Signature, Place and Date of Signing:


           /s/ Kenney Oh      New York, New York     February 14, 2008
           -------------      ------------------     -----------------
            [Signature]         [City, State]              [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ----------------

Form 13F Information Table Entry Total:    46
                                           ----------------

Form 13F Information Table Value Total:    $360,751
                                           ----------------
                                             (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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



                                                                 FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7           COLUMN 8
------------------------------ ---------- --------- -------- ------------------ ---------- -------- --------------------------
                               TITLE OF                VALUE   SHRS OR SH/ PUT/ INVESTMENT OTHER          VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP     (x$1000)   PRN AMT PRN CALL DISCRETION MANAGERS      SOLE  SHARED   NONE
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- --------------------------
AMERICAN INTL GROUP INC        COM        026874107    2,624    45,000  SH      SOLE                   45,000
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
APPLIED MICRO CIRCUITS CORP    COM NEW    03822W406      874    99,999  SH      SOLE                   99,999
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
BLOCKBUSTER INC                CL A       093679108    5,256 1,347,713  SH      SOLE                1,347,713
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
BRINKS CO                      COM        109696104   21,805   365,000  SH      SOLE                  365,000
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
BURGER KING HLDGS INC          COM        121208201    6,842   240,000  SH      SOLE                  240,000
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
COVIDIEN LTD                   COM        G2552X108   23,177   523,299  SH      SOLE                  523,299
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
DST SYS INC DEL                COM        233326107   19,556   236,900  SH      SOLE                  236,900
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
EMBARQ CORP                    COM        29078E105   12,417   250,699  SH      SOLE                  250,699
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
E M C CORP MASS                COM        268648102    5,096   275,000  SH      SOLE                  275,000
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
FIDELITY NATL INFORMATION SV   COM        31620M106   27,487   660,900  SH      SOLE                  660,900
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
FIRST AMERN CORP CALIF         COM        318522307   18,838   552,100  SH      SOLE                  552,100
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
FIRST ADVANTAGE CORP           CL A       31845F100    5,321   323,100  SH      SOLE                  323,100
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
FLEXTRONICS INTL LTD           ORD        Y2573F102   18,829 1,561,300  SH      SOLE                1,561,300
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------


                                      3


                                                                 FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7           COLUMN 8
------------------------------ ---------- --------- -------- ------------------ ---------- -------- --------------------------
                               TITLE OF                VALUE   SHRS OR SH/ PUT/ INVESTMENT OTHER          VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP     (x$1000)   PRN AMT PRN CALL DISCRETION MANAGERS      SOLE  SHARED   NONE
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- --------------------------
FORESTAR REAL ESTATE GROUP I   COM        346233109      931    39,466  SH      SOLE                   39,466
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
GARTNER INC                    COM        366651107      527    30,000  SH      SOLE                   30,000
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
GEMSTAR-TV GUIDE INTL INC      COM        36866W106      476   100,000  SH      SOLE                  100,000
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
GRANAHAN MCCOURT ACQ CORP      UNIT       385034202    2,075   250,000  SH      SOLE                  250,000
                               10/18/2010
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
GUARANTY FINL GROUP INC        COM        40108N106      631    39,466  SH      SOLE                   39,466
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
HEALTH NET INC                 COM        42222G108    4,473    92,600  SH      SOLE                   92,600
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
HELIX ENERGY SOLUTIONS GROUP I COM        42330P107   21,713   523,200  SH      SOLE                  523,200
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
HERTZ GLOBAL HOLDINGS INC      COM        42805T105   13,247   833,700  SH      SOLE                  833,700
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
IMS HEALTH INC                 COM        449934108      461    20,000  SH      SOLE                   20,000
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
LATTICE SEMICONDUCTOR CORP     COM        518415104    1,576   485,000  SH      SOLE                  485,000
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
LCC INTERNATIONAL INC          CL A       501810105    1,697   942,800  SH      SOLE                  942,800
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
MIDAS GROUP INC                COM        595626102      570    38,900  SH      SOLE                   38,900
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
MONEYGRAM INTL INC             COM        60935Y109   12,513   814,100  SH      SOLE                  814,100
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------


                                      4


                                                                 FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7           COLUMN 8
------------------------------ ---------- --------- -------- ------------------ ---------- -------- --------------------------
                               TITLE OF                VALUE   SHRS OR SH/ PUT/ INVESTMENT OTHER          VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP     (x$1000)   PRN AMT PRN CALL DISCRETION MANAGERS      SOLE  SHARED   NONE
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- --------------------------
MONSTER WORLDWIDE INC          COM        611742107   12,691   391,700  SH      SOLE                  391,700
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
MORGAN STANLEY                 COM NEW    617446448    2,390    45,000  SH      SOLE                   45,000
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
NALCO HOLDING COMPANY          COM        62985Q101    1,209    50,000  SH      SOLE                   50,000
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
NCR CORP NEW                   COM        62886E108    6,659   265,280  SH      SOLE                  265,280
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
PHARMERICA CORP                COM        71714F104    9,434   679,700  SH      SOLE                  679,700
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
QUEST SOFTWARE INC             COM        74834T103   14,145   767,100  SH      SOLE                  767,100
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
SELECTICA INC                  COM        816288104      445   247,400  SH      SOLE                  247,400
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
TEMPLE INLAND INC              COM        879868107    2,469   118,400  SH      SOLE                  118,400
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
TENNECO INC                    COM        880349105    1,304    50,000  SH      SOLE                   50,000
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
TERADATA CORP DEL              COM        88076W103   10,356   377,800  SH      SOLE                  377,800
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
TOWN SPORTS INTL HLDGS INC     COM        89214A102      143    15,000  SH      SOLE                   15,000
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
TRAVELCENTERS OF AMERICA LLC   COM        894174101    3,721   297,713  SH      SOLE                  297,713
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
TRINITY INDS INC               COM        896522109    1,249    45,000  SH      SOLE                   45,000
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------


                                      5


                                                                 FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7           COLUMN 8
------------------------------ ---------- --------- -------- ------------------ ---------- -------- --------------------------
                               TITLE OF                VALUE   SHRS OR SH/ PUT/ INVESTMENT OTHER          VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP     (x$1000)   PRN AMT PRN CALL DISCRETION MANAGERS      SOLE  SHARED   NONE
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- --------------------------
TYCO ELECTRONICS LTD           COM NEW    G9144P105   24,075   648,399  SH      SOLE                  648,399
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
VERIFONE HLDGS INC             COM        92342Y109      581    25,000  SH      SOLE                   25,000
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
VMWARE INC                     CL A COM   928563402    8,499   100,000  SH      SOLE                  100,000
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
WACHOVIA CORP NEW              COM        929903102    5,975   157,100  SH      SOLE                  157,100
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
WALGREEN CO                    COM        931422109    6,131   161,000  SH      SOLE                  161,000
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
WESCO INTL INC                 COM        95082P105    1,348    34,000  SH      SOLE                   34,000
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------
ZIMMER HLDGS INC               COM        98956P102   18,915   285,943  SH      SOLE                  285,943
------------------------------ ---------- --------- -------- ------------- ---- ---------- -------- ---------- ------- -------

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